UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23129

 NAME OF REGISTRANT:                     NexPoint Real Estate Strategies
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  NexPoint Advisors, L.P.
                                         300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          972-628-4100

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.
NexPoint Real Estate Strategies Fund
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 ASHFORD INC.                                                                                Agenda Number:  935155196
--------------------------------------------------------------------------------------------------------------------------
        Security:  044104107
    Meeting Type:  Annual
    Meeting Date:  14-May-2020
          Ticker:  AINC
            ISIN:  US0441041078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Monty J. Bennett                                          Mgmt          For                            For
       Dinesh P. Chandiramani                                    Mgmt          For                            For
       Darrell T. Hail                                           Mgmt          For                            For
       J. Robison Hays, III                                      Mgmt          For                            For
       Uno Immanivong                                            Mgmt          For                            For
       W. Michael Murphy                                         Mgmt          For                            For
       Brian Wheeler                                             Mgmt          For                            For

2.     To obtain advisory approval of the                        Mgmt          For                            For
       Company's executive compensation.

3.     To recommend, on an advisory basis, the                   Mgmt          1 Year                         For
       frequency of future advisory votes on the
       compensation of the Company's named
       executive officers.

4.     To ratify the appointment of BDO USA, LLP,                Mgmt          For                            For
       a national public accounting firm, as the
       Company's independent auditors for the
       fiscal year ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 BROOKDALE SENIOR LIVING INC.                                                                Agenda Number:  935081618
--------------------------------------------------------------------------------------------------------------------------
        Security:  112463104
    Meeting Type:  Annual
    Meeting Date:  29-Oct-2019
          Ticker:  BKD
            ISIN:  US1124631045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Victoria L. Freed                                         Mgmt          For                            For
       Guy P. Sansone                                            Mgmt          For                            For

2.     To approve an amendment to the Company's                  Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to accelerate annual
       elections of Class II directors.

3.     To approve, on an advisory basis, the                     Mgmt          For                            For
       Company's named executive officer
       compensation.

4.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm for 2019.

5.     To approve an amendment to the Company's                  Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to facilitate implementation
       of a majority voting standard for
       uncontested elections of directors.

6.     To approve the Amended and Restated                       Mgmt          For                            For
       Brookdale Senior Living Inc. 2014 Omnibus
       Incentive Plan.




--------------------------------------------------------------------------------------------------------------------------
 CAVCO INDUSTRIES, INC.                                                                      Agenda Number:  935052150
--------------------------------------------------------------------------------------------------------------------------
        Security:  149568107
    Meeting Type:  Annual
    Meeting Date:  09-Jul-2019
          Ticker:  CVCO
            ISIN:  US1495681074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David A. Greenblatt                                       Mgmt          For                            For
       Richard A. Kerley                                         Mgmt          For                            For
       Julia W. Sze                                              Mgmt          For                            For

2.     Ratification of the appointment of                        Mgmt          For                            For
       independent auditor for fiscal 2020.

3.     Proposal to approve the advisory                          Mgmt          For                            For
       (non-binding) resolution relating to
       executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 CITY OFFICE REIT, INC.                                                                      Agenda Number:  935142151
--------------------------------------------------------------------------------------------------------------------------
        Security:  178587101
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2020
          Ticker:  CIO
            ISIN:  US1785871013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: John McLernon                       Mgmt          For                            For

1B.    Election of Director: James Farrar                        Mgmt          For                            For

1C.    Election of Director: William Flatt                       Mgmt          For                            For

1D.    Election of Director: Sabah Mirza                         Mgmt          For                            For

1E.    Election of Director: Mark Murski                         Mgmt          For                            For

1F.    Election of Director: John Sweet                          Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       City Office REIT, Inc.'s independent
       registered public accounting firm for the
       fiscal year ending December 31, 2020.

3.     The approval, on an advisory basis, of the                Mgmt          For                            For
       compensation of the named executive
       officers for 2019.

4.     The approval, on an advisory basis, of the                Mgmt          1 Year                         For
       annual frequency of future advisory
       approvals on executive compensation of the
       named executive officers.




--------------------------------------------------------------------------------------------------------------------------
 JERNIGAN CAPITAL, INC.                                                                      Agenda Number:  935146375
--------------------------------------------------------------------------------------------------------------------------
        Security:  476405105
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2020
          Ticker:  JCAP
            ISIN:  US4764051052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John A. Good                                              Mgmt          For                            For
       Mark O. Decker                                            Mgmt          For                            For
       Rebecca Owen                                              Mgmt          For                            For
       Howard A. Silver                                          Mgmt          For                            For
       Dr. Harry J. Thie                                         Mgmt          For                            For

2.     To ratify the appointment of Grant Thornton               Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for the fiscal year ending
       December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT RESIDENTIAL TRUST, INC.                                                            Agenda Number:  935184755
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341D102
    Meeting Type:  Annual
    Meeting Date:  12-May-2020
          Ticker:  NXRT
            ISIN:  US65341D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       James Dondero                                             Mgmt          For                            For
       Brian Mitts                                               Mgmt          For                            For
       Edward Constantino                                        Mgmt          For                            For
       Scott Kavanaugh                                           Mgmt          For                            For
       Arthur Laffer                                             Mgmt          For                            For

2.     Advisory Vote on Executive Compensation: To               Mgmt          For                            For
       approve, on an advisory basis, the
       compensation of our named executive
       officers.

3.     Advisory Vote on the Frequency of Advisory                Mgmt          1 Year                         For
       Votes on Executive Compensation: To
       approve, on an advisory basis, the
       frequency of future advisory votes on the
       compensation of our named executive
       officers.

4.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2020.




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 PREFERRED APARTMENT COMMUNITIES, INC.                                                       Agenda Number:  935150780
--------------------------------------------------------------------------------------------------------------------------
        Security:  74039L103
    Meeting Type:  Annual
    Meeting Date:  07-May-2020
          Ticker:  APTS
            ISIN:  US74039L1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Steve Bartkowski                    Mgmt          For                            For

1.2    Election of Director: John A. Cannon                      Mgmt          For                            For

1.3    Election of Director: Gary B. Coursey                     Mgmt          For                            For

1.4    Election of Director: Daniel M. DuPree                    Mgmt          For                            For

1.5    Election of Director: Sara J. Finley                      Mgmt          For                            For

1.6    Election of Director: Howard A. McLure                    Mgmt          For                            For

1.7    Election of Director: Joel T. Murphy                      Mgmt          For                            For

1.8    Election of Director: Timothy A. Peterson                 Mgmt          For                            For

2.     To approve the Articles of Amendment to the               Mgmt          For                            For
       Company's charter.

3.     To approve (on an advisory basis)                         Mgmt          For                            For
       compensation of the named executive
       officers as disclosed in this Proxy
       Statement.

4.     To ratify the selection of                                Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2020.




--------------------------------------------------------------------------------------------------------------------------
 SUMMIT HOTEL PROPERTIES INC                                                                 Agenda Number:  935151693
--------------------------------------------------------------------------------------------------------------------------
        Security:  866082100
    Meeting Type:  Annual
    Meeting Date:  14-May-2020
          Ticker:  INN
            ISIN:  US8660821005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Daniel P. Hansen                    Mgmt          For                            For

1B.    Election of Director: Bjorn R.L. Hanson                   Mgmt          For                            For

1C.    Election of Director: Jeffrey W. Jones                    Mgmt          For                            For

1D.    Election of Director: Kenneth J. Kay                      Mgmt          For                            For

1E.    Election of Director: Thomas W. Storey                    Mgmt          For                            For

1F.    Election of Director: Hope S. Taitz                       Mgmt          For                            For

2.     Ratify the appointment of ERNST & YOUNG LLP               Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2020.

3.     Approve an advisory (non-binding)                         Mgmt          For                            For
       resolution on executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 TREMONT MORTGAGE TRUST                                                                      Agenda Number:  935153902
--------------------------------------------------------------------------------------------------------------------------
        Security:  894789106
    Meeting Type:  Annual
    Meeting Date:  13-May-2020
          Ticker:  TRMT
            ISIN:  US8947891060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Election of Class III Independent Trustee:                Mgmt          For                            For
       Joseph L. Morea

2.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as independent auditors to serve
       for the 2020 fiscal year.




--------------------------------------------------------------------------------------------------------------------------
 ZAYO GROUP HOLDINGS INC                                                                     Agenda Number:  935058556
--------------------------------------------------------------------------------------------------------------------------
        Security:  98919V105
    Meeting Type:  Special
    Meeting Date:  26-Jul-2019
          Ticker:  ZAYO
            ISIN:  US98919V1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the proposal to adopt the                     Mgmt          For                            For
       merger agreement.

2.     The approval, on a non-binding advisory                   Mgmt          For                            For
       basis, of the golden parachute compensation
       that will or may be received by the
       Company's named executive officers in
       connection with the merger.

3.     The proposal to approve one or more                       Mgmt          For                            For
       adjournments of the special meeting, if
       necessary or appropriate and permitted
       under the merger agreement.




--------------------------------------------------------------------------------------------------------------------------
 ZAYO GROUP HOLDINGS INC                                                                     Agenda Number:  935081555
--------------------------------------------------------------------------------------------------------------------------
        Security:  98919V105
    Meeting Type:  Annual
    Meeting Date:  05-Nov-2019
          Ticker:  ZAYO
            ISIN:  US98919V1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Rick Connor                                               Mgmt          For                            For
       Cathy Morris                                              Mgmt          For                            For
       Emily White                                               Mgmt          For                            For

2.     Ratification of KPMG LLP as the independent               Mgmt          For                            For
       registered public accounting firm of Zayo
       Group Holdings, Inc. for its fiscal year
       ending June 30, 2020

3.     Approve, on an advisory basis, executive                  Mgmt          Against                        Against
       compensation as disclosed in the proxy
       statement.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         NexPoint Real Estate Strategies Fund
By (Signature)       /s/ Lauren Thedford
Name                 Lauren Thedford
Title                Secretary
Date                 08/26/2020